CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues	$ 2,560,461	¥ 17,604,451	¥ 13,060,073	¥ 9,788,768
Cost of revenues (including related party cost of revenues of RMB954,861, RMB887,900 and RMB677,831 for the years ended December 31, 2016, 2017 and 2018, respectively)	(1,780,171)	(12,239,568)	(8,714,489)	(6,345,899)
Gross profit	780,290	5,364,883	4,345,584	3,442,869
Operating income (expenses)
Selling, general and administrative	(176,091)	(1,210,717)	(780,517)	(705,995)
Other operating income, net	(25,897)	(178,057)	(183,368)	(32,104)
Total operating expenses	(150,194)	(1,032,660)	(597,149)	(673,891)
Income from operations	630,096	4,332,223	3,748,435	2,768,978
Other income (expenses)
Interest income	58,347	401,162	166,325	44,791
Interest expense	(113)	(780)	(15,668)	(12,986)
Gain on deemed disposal of equity method investments				9,551
Gain on disposal of equity investees and subsidiary	81,832	562,637
Impairment of investment in equity investee		0	(30,000)	0
Foreign currency exchange gain/(loss)	5,991	41,189	(48,149)	9,977
Income before income tax and share of profit (loss) in equity method investments	776,153	5,336,431	3,820,943	2,820,311
Income tax expense	(135,137)	(929,133)	(646,361)	(731,987)
Share of loss in equity method investments, net of tax of nil	(2,820)	(19,386)	(15,682)	(36,721)
Net income	638,196	4,387,912	3,158,900	2,051,603
Net loss/(income) attributable to noncontrolling interests	(711)	(4,887)	763	2,252
Net income	637,485	4,383,025	3,159,663	2,053,855
Change in redemption value of convertible redeemable preferred shares				(133,568)
Net income attributable to ordinary shareholders	$ 637,485	¥ 4,383,025	¥ 3,159,663	¥ 1,920,287
Net earnings per share attributable to ordinary shareholders:
Basic | (per share)	$ 0.85	¥ 5.83	¥ 4.41	¥ 2.91
Diluted | (per share)	$ 0.85	¥ 5.82	¥ 4.40	¥ 2.91
Weighted average shares used in calculating net earnings per ordinary share:
Basic | shares	751,814,077	751,814,077	717,138,526	634,581,307
Diluted | shares	752,672,956	752,672,956	717,599,562	634,581,307
Other comprehensive income (loss), net of tax of nil
Foreign currency translation adjustment	$ 126,189	¥ 867,612	¥ (590,545)	¥ 308,398
Comprehensive income	764,385	5,255,524	2,568,355	2,360,001
Comprehensive income/(loss) attributable to noncontrolling interests	(711)	(4,887)	763	2,252
Comprehensive income attributable to ZTO Express (Cayman) Inc.	$ 763,674	¥ 5,250,637	¥ 2,569,118	¥ 2,362,253